October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Income Trust (BFK)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama(a) — 5.3%
Black Belt Energy Gas District, RB
Series A, 5.25%, 05/01/56	$2,160	$ 2,250,673
Series B, 5.25%, 12/01/53	5,455	5,922,639
Series C, 5.50%, 10/01/54	10,000	11,098,389
Series F, 5.50%, 11/01/53	795	840,205
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	3,500	3,933,388
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53	1,345	1,457,654
		25,502,948
Arizona — 5.4%
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	2,325	2,381,891
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,335	3,584,609
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,400	3,277,852
Salt Verde Financial Corp., RB
5.00%, 12/01/32	8,000	8,769,984
5.00%, 12/01/37	7,460	8,162,920
		26,177,256
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	855	872,669
California — 7.8%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	750	744,182
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	2,330	1,864,000
California Municipal Finance Authority, RB, S/F Housing, Series A-1, 3.44%, 02/20/41(a)	5,401	5,036,783
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	4,970	4,970,164
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	2,325	2,389,702
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,105	2,264,519
Hartnell Community College District, GO, Sustainability Bonds, 4.00%, 07/01/53	3,455	3,283,865
Riverside County Transportation Commission, RB, CAB(c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,596,251
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,923,385
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,284,205
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	2,940	2,774,880
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,694,351
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,817,992
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	1,000	1,001,712
		37,645,991
Security	Par (000)	Value
Colorado — 0.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	$835	$ 901,531
District of Columbia — 4.6%
District of Columbia Income Tax Revenue, RB, Series A, 5.00%, 07/01/47	2,050	2,141,681
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	16,240	16,749,136
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/48	1,000	1,044,439
Series A, AMT, 5.50%, 10/01/55	2,255	2,429,348
		22,364,604
Florida — 4.8%
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	198,476
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	2,940	2,994,734
Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	1,890	1,910,895
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	3,010	3,212,561
Series C, 4.13%, 11/15/51	5,000	4,674,067
Series C, 5.50%, 11/15/54	3,500	3,764,164
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	410	432,608
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	3,805	3,999,829
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	3,159	2,147,900
		23,335,234
Georgia — 3.4%
Georgia Housing & Finance Authority, RB, S/F Housing, Series C, 5.13%, 12/01/50	6,640	6,837,347
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	9,000	9,541,312
		16,378,659
Illinois — 1.8%
Chicago Board of Education, GO, Series A, 6.25%, 12/01/50	1,870	1,954,812
Chicago Board of Education, Refunding GO, Series B, 12/01/43(f)	785	818,295
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	5,205	5,208,813
State of Illinois, GO, Series C, (BAM-TCRS), 4.25%, 10/01/45	710	681,569
		8,663,489
Indiana — 1.5%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,290	1,391,748
Series C, 5.25%, 10/01/47	445	478,793
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/42	5,570	5,609,454
		7,479,995

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iowa — 0.7%
University of Iowa Facilities Corp., RB
5.00%, 06/01/47	$1,890	$ 1,988,869
5.00%, 06/01/48	1,190	1,249,591
		3,238,460
Kentucky — 2.7%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	9,000	9,249,455
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	2,325	2,636,143
Kentucky State Property & Building Commission, RB, Series A, 5.50%, 11/01/42	875	979,094
		12,864,692
Louisiana — 0.5%
Louisiana Public Facilities Authority, RB, AMT, 5.75%, 09/01/64	2,400	2,488,538
Massachusetts — 1.9%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 01/01/49	3,000	3,158,231
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	1,815	1,839,398
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	4,245	4,329,305
		9,326,934
Michigan — 2.1%
Lansing Community College, GOL, 5.00%, 05/01/44	5,070	5,238,124
Michigan Finance Authority, Refunding RB, Series MI1, 5.00%, 12/01/48	2,000	2,020,503
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/46	1,000	1,007,284
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	2,122,298
		10,388,209
Minnesota — 0.6%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,940	2,957,093
Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 04/01/45	1,365	1,282,059
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	785	791,678
		2,073,737
New Hampshire — 2.3%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	721	718,626
Series A, Sustainability Bonds, 5.50%, 06/01/55	2,860	3,008,632
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,110	1,158,796
Series 2025, Subordinate, 5.15%, 09/28/37	1,725	1,744,877
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	4,383	4,307,737
		10,938,668
New Jersey — 10.9%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,035,012
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	$3,415	$ 3,609,021
Series EEE, 5.00%, 06/15/48	11,690	11,905,124
AMT, 5.38%, 01/01/43	2,285	2,287,044
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	3,549	3,668,962
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,465,448
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	2,500	2,577,654
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(h)	980	1,052,915
Series CC, 5.25%, 06/15/55	5,090	5,376,332
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,180	2,344,238
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	4,000	4,051,808
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,140	4,095,401
Sub-Series B, 5.00%, 06/01/46	7,370	7,175,711
		52,644,670
New York — 7.2%
City of New York, GO
Series C-1, 5.25%, 09/01/50	2,565	2,726,195
Series G-1, 5.25%, 02/01/53	400	426,251
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,210	3,220,292
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,545	1,589,860
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	1,625	1,738,149
Series F-1, Subordinate, 4.00%, 02/01/51	3,455	3,203,563
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	700	713,251
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,045	2,930,025
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	6,395	5,399,699
New York Liberty Development Corp., Refunding RB, Class 2, 5.38%, 11/15/40(b)	1,655	1,655,305
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	1,610	1,646,890
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	915	960,790
Series A, AMT, 5.00%, 07/01/46	1,165	1,159,918
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,050	2,215,853
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,125	2,222,906
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	3,075	2,918,356
		34,727,303
Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,000	1,676,079
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,100	2,221,694
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	$1,430	$ 1,525,077
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/44	14,565	14,689,063
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,419,874
		21,531,787
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,735	1,741,775
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	985	1,135,901
		2,877,676
Pennsylvania — 4.7%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/47	5,000	5,021,281
Series A, (AGM-CR), 5.00%, 04/01/47	2,525	2,557,863
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/47	2,225	2,256,808
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,725	4,768,032
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	715	725,280
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, (AGM), 4.25%, 11/01/48	3,450	3,249,300
Series B-1, (AGM), 5.00%, 11/01/51	3,790	3,916,415
		22,494,979
Puerto Rico — 5.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,810	3,000,642
Series A-1, Restructured, 5.75%, 07/01/31	2,536	2,811,904
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,191	2,071,595
Series A-1, Restructured, 5.00%, 07/01/58	12,148	11,798,632
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,126,818
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,010	2,091,675
		24,901,266
South Carolina — 1.6%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/49	3,900	4,166,741
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	3,280	3,340,054
		7,506,795
Tennessee — 4.6%
City of Memphis Tennessee Memphis Light Gas & Water Division Electric System Revenue, RB, Series A, 4.00%, 12/01/45	1,500	1,446,842
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, Series A, 5.00%, 07/01/46	6,590	6,600,468
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series B, Subordinate, (AGM), 5.25%, 07/01/48	$2,900	$ 3,065,247
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,270	1,352,849
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,260	7,523,196
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	1,980	2,141,131
		22,129,733
Texas — 11.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	845	422,500
7.88%, 11/01/62	720	432,000
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,290	1,360,253
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	600	646,744
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	2,910	3,104,558
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	2,020	1,892,552
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	2,955	2,776,123
Series A, 1st Lien, 4.00%, 08/15/54	2,105	1,937,014
Dallas Fort Worth International Airport, Refunding ARB, Series B, 5.00%, 11/01/47	1,625	1,708,183
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	2,270	2,092,633
Harris County Municipal Utility District No. 534, GO
(AGM), 5.00%, 09/01/47	1,750	1,769,187
(BAM), 5.00%, 09/01/47	1,100	1,112,060
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	2,710	2,865,136
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	15,200	7,354,942
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,900	3,937,808
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,380	1,474,304
Sunnyvale Independent School District, Refunding GO, (PSF), 4.25%, 02/15/55	1,960	1,890,882
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	5,645	5,280,474
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.75%, 03/01/54	4,600	4,973,874
Texas Water Development Board, RB, 4.75%, 10/15/55	3,000	3,041,127
Thrall Independent School District, GO, (PSF), 5.25%, 02/15/48	3,525	3,733,311
		53,805,665
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	280	282,837
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/55	2,855	3,043,590

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	$1,310	$ 1,411,123
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	465	500,520
		5,238,070
Virginia — 1.0%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	5,220	4,808,747
Washington — 1.4%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	2,310	2,386,733
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	1,820	1,932,860
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 0.00%, 11/20/41(a)	2,316	2,229,006
		6,548,599
West Virginia — 0.6%
West Virginia Hospital Finance Authority, RB, Class A, 4.38%, 06/01/53	3,000	2,821,777
Wisconsin — 0.9%
Public Finance Authority, RB, AMT, 6.50%, 12/31/65	4,040	4,437,084
Total Municipal Bonds — 101.7% (Cost: $471,726,089)		490,072,858
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 7.3%
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	8,800	8,818,488
Sub-Series A, AMT, 5.00%, 05/15/42	11,420	11,544,549
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	14,500	15,017,685
		35,380,722
Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/43(j)	10,000	10,147,910
Florida — 5.0%
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,510	10,900,765
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/42	13,280	13,424,829
		24,325,594
Illinois — 4.9%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	13,000	13,068,108
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50(j)	10,000	10,353,746
		23,421,854
Security	Par (000)	Value
Indiana — 2.7%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	$12,775	$ 13,192,086
Massachusetts — 2.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	10,000	10,393,584
Michigan — 4.3%
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,229,961
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	10,000	10,566,874
		20,796,835
Nevada — 4.2%
County of Clark Nevada, GOL, Series A, 5.00%, 05/01/48	19,650	20,046,323
New Jersey — 3.9%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	8,320	8,624,059
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/48	10,000	10,255,185
		18,879,244
New York — 12.1%
County of Nassau New York, GOL, Series A, 5.00%, 04/01/55(j)	11,235	11,765,879
New York City Municipal Water Finance Authority, RB
Series DD1, 5.00%, 06/15/48	10,000	10,161,267
Series GG, 5.00%, 06/15/48	10,000	10,309,454
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.25%, 06/15/46	10,000	10,654,609
New York City Ny Hsg Dev Corp, 5.00%, 11/01/55	4,780	4,849,975
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-1, 5.25%, 11/01/48	5,000	5,270,970
New York State Dormitory Authority, Refunding RB, Series 207, 5.25%, 03/15/52(j)	5,000	5,306,787
		58,318,941
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	12,705	13,524,770
South Carolina — 3.7%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	16,400	17,890,575
Tennessee — 2.7%
Tennessee State School Bond Authority, RB, Series A, (NPFGC), 5.00%, 11/01/52	12,500	13,058,986
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 3.9%
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55(j)	$5,740	$ 6,162,111
Texas Water Development Board, RB, Series A, 5.25%, 10/15/51	11,775	12,507,488
		18,669,599
Washington — 4.5%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	10,975	11,018,543
State of Washington, GO, Series C, 5.00%, 02/01/47	10,000	10,448,093
		21,466,636
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.3% (Cost: $313,529,878)		319,513,659
Total Long-Term Investments — 168.0% (Cost: $785,255,967)		809,586,517

	Shares
Short-Term Securities
	Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(k)(l)	3,126,296	3,126,608
	Total Short-Term Securities — 0.7% (Cost: $3,126,568)	3,126,608
	Total Investments — 168.7% (Cost: $788,382,535)	812,713,125
	Other Assets Less Liabilities — 1.7%	8,117,632
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.4)%	(184,919,836)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.0)%	(154,100,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 481,810,921

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 1, 2027 to August 1, 2033, is $30,072,320.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,786,970	$ —	$ (4,660,362)(a)	$ —	$ —	$ 3,126,608	3,126,296	$ 37,879	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 490,072,858	$ —	$ 490,072,858
Municipal Bonds Transferred to Tender Option Bond Trusts	—	319,513,659	—	319,513,659
Short-Term Securities
Money Market Funds	3,126,608	—	—	3,126,608
	$3,126,608	$809,586,517	$—	$812,713,125
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(183,974,987)	$—	$(183,974,987)
VMTP Shares at Liquidation Value	—	(154,100,000)	—	(154,100,000)
	$—	$(338,074,987)	$—	$(338,074,987)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
Portfolio Abbreviation (continued)
S/F	Single-Family
SAB	Special Assessment Bonds
Schedule of Investments